Organization and Business Operations, Financial and Capital Market Advisors (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Financial and Capital Market Advisors [Abstract]
Advisory fee payable	$ 2,500,000	$ 2,500,000
Transaction fee	4.00%	4.00%
Discretionary fee payable	$ 500,000	$ 500,000
Advisory, offering and discretionary fee due	$ 0	$ 0